Statement of Stockholders' Equity (USD $)	Common Stock	Accumulated Deficit	Total
Stockholders' Equity at Jan. 31, 2012
Stock Issued During Period, Value, Stock Subscription	$ 23,746		$ 23,746
Stock Issued During Period, Shares, Stock Subscription	18,000		18,000
Net (Loss)		(157)	(157)
Stockholders' Equity at Mar. 13, 2012	$ 23,746	$ (157)	$ 23,589
Shares, Outstanding at Mar. 13, 2012	18,000		18,000